UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

(a)          A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Ticker: SIXH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$112	1.03%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by pairing a portfolio of equity securities with an index call option writing strategy designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing strong risk-adjusted returns. For the fiscal year ended November 30, 2024, the Fund delivered a return of 16.81% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad based index, the S&P 500 Index (TR), delivered a return of 33.89% over the period. Little has stood in the way of the broader market (as measured by the S&P 500 Index (TR)) over the past year with the exception of a few periodic and brief episodes; namely the start of August 2024 and again, at the start of September 2024. As such, the Fund’s strategy of writing call options on the broader equity market when it is moving upward in such consistent fashion is expected to lag on absolute return measures. Thus, over the past year, the cost of hedging has kept absolute performance behind. However, and speaking to the consistent march of the broader market to new highs, the Fund has experienced volatility of only 4-5% over the past 12 months, which is measured weekly or monthly.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF - $16,338
S&P 500 Index (TR)* - $22,102
Cboe S&P 500 BuyWrite Index (USD) - $16,564
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF - $16338	S&P 500 Index (TR)* - $22102	Cboe S&P 500 BuyWrite Index (USD) - $16564
May/20	$10000	$10000	$10000
Nov/20	$10614	$12486	$11600
Nov/21	$11969	$15972	$13706
Nov/22	$13338	$14501	$12771
Nov/23	$13986	$16508	$13827
Nov/24	$16338	$22102	$16564

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

*As of November 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	16.81%	11.35%
S&P 500 Index (TR)*	33.89%	18.96%
Cboe S&P 500 BuyWrite Index (USD)	19.80%	11.68%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$447,476,351	53	$2,465,421	159%

What did the Fund invest in?

Sector Weightings *

Value	Value
Written Options	-2.0%
Short-Term Investment	0.2%
Materials	1.2%
Exchange Traded Fund	1.4%
Real Estate	2.8%
Consumer Discretionary	4.1%
Utilities	5.3%
Energy	5.3%
Industrials	8.2%
Health Care	9.0%
Information Technology	11.8%
Communication Services	13.5%
Financials	14.1%
Consumer Staples	24.9%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.5%
Verizon Communications	4.1%
AT&T	4.0%
PepsiCo	3.8%
American Express	2.9%
Costco Wholesale	2.8%
Simon Property Group	2.8%
General Motors	2.8%
Caterpillar	2.7%
Chevron	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

*   Percentages are calculated based on total net assets.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF: SIXH

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

MER-AR-TSR-2024-4

Exchange Traded Concepts Trust

ETC 6 Meridian Low Beta Equity Strategy ETF

Ticker: SIXL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the ETC 6 Meridian Low Beta Equity Strategy ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Low Beta Equity Strategy ETF	$87	0.77%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively-driven strategy designed to emphasize high-quality securities with relatively low exposure to broad equity market risk (beta). For the fiscal year ended November 30, 2024, the Fund delivered a return of 25.43% at net asset value (“NAV”) for its focused strategy. In comparison the Fund’s broad based index, the S&P Total Market Index, delivered a return of 34.56% over the period across the composite of the equity market, including large-cap, mid-cap, small-cap and micro-cap stocks.

When broader markets are so strong in any given year, the expectation is that a low beta strategy, such as the Fund, should underperform on absolute measures. That has been the case over the past 12-months; however, the data shows that the Fund has outperformed on a “beta-adjusted” basis with the Fund having a beta of 2/3rds of the secondary benchmark (which is an equal weight blend of U.S. large-cap, mid-cap and small-cap equity investments).

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Low Beta Equity Strategy ETF - $16,228
S&P Total Market Index* - $21,751
34/33/33 S&P 500/SmallCap 600/MidCap 400 - $21,814
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	ETC 6 Meridian Low Beta Equity Strategy ETF - $16228	S&P Total Market Index* - $21751	34/33/33 S&P 500/SmallCap 600/MidCap 400 - $21814
May/20	$10000	$10000	$10000
Nov/20	$11272	$12786	$13027
Nov/21	$13297	$16173	$16775
Nov/22	$13670	$14353	$15746
Nov/23	$12938	$16165	$16304
Nov/24	$16228	$21751	$21814

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

*As of November 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Low Beta Equity Strategy ETF	25.43%	11.18%
S&P Total Market Index*	34.56%	18.55%
34/33/33 S&P 500/SmallCap 600/MidCap 400	33.79%	18.62%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$190,697,834	241	$985,850	56%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	0.2%
Materials	2.1%
Communication Services	2.6%
Information Technology	4.3%
Energy	4.6%
Real Estate	5.0%
Consumer Discretionary	6.4%
Industrials	10.2%
Utilities	12.3%
Health Care	16.3%
Consumer Staples	17.3%
Financials	18.6%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CoreCivic	0.7%
Sprouts Farmers Market	0.6%
Masimo	0.6%
United Fire Group	0.6%
Exelixis	0.6%
Unum Group	0.5%
Cal-Maine Foods	0.5%
DT Midstream	0.5%
Chesapeake Energy	0.5%
BellRing Brands	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

*   Percentages are calculated based on total net assets.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Low Beta Equity Strategy ETF: SIXL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

MER-AR-TSR-2024-1

Exchange Traded Concepts Trust

ETC 6 Meridian Mega Cap Equity ETF

Ticker: SIXA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the ETC 6 Meridian Mega Cap Equity ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Mega Cap Equity ETF	$90	0.77%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively-driven strategy designed to emphasize high-quality, large-capitalization stocks. For the fiscal year ended November 30, 2024, the Fund delivered a return of 34.68% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad based index, the S&P 500 Index (TR), delivered a return of 33.89% over the period. The broader market (as measured by the S&P 500 Index (TR)) has seen little stand in its way over the past year with the exception of a few periodic and brief episodes. The Magnificent 7 (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla) continued to provide a significant lift through June 2024; however, the market experienced some broadening out in the 5-months since then and that was supportive to the performance of the Fund. The brief sell-off episodes in the S&P 500 Index (TR) during early August 2024 and again in early September 2024 were not as dramatic in the Fund, and those have helped support the stronger performance of the Fund over the past year as well. As a multifactor styled portfolio, the Fund saw the primary benefits from its momentum, value and yield exposures.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Mega Cap Equity ETF - $20,057
S&P 500 Index (TR) - $22,102
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	ETC 6 Meridian Mega Cap Equity ETF - $20057	S&P 500 Index (TR) - $22102
May/20	$10000	$10000
Nov/20	$11588	$12486
Nov/21	$13974	$15972
Nov/22	$14355	$14501
Nov/23	$14892	$16508
Nov/24	$20057	$22102

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Mega Cap Equity ETF	34.68%	16.46%
S&P 500 Index (TR)	33.89%	18.96%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$292,084,722	50	$1,483,948	153%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	0.1%
Materials	1.2%
Real Estate	2.8%
Consumer Discretionary	4.1%
Utilities	5.2%
Energy	5.3%
Industrials	8.1%
Health Care	9.0%
Information Technology	11.8%
Communication Services	13.5%
Financials	14.0%
Consumer Staples	24.8%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	5.5%
Verizon Communications	4.1%
AT&T	4.0%
PepsiCo	3.8%
American Express	2.9%
Costco Wholesale	2.8%
Simon Property Group	2.8%
General Motors	2.8%
Caterpillar	2.7%
Chevron	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

*   Percentages are calculated based on total net assets.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Mega Cap Equity ETF: SIXA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

MER-AR-TSR-2024-2

Exchange Traded Concepts Trust

ETC 6 Meridian Small Cap Equity ETF

Ticker: SIXS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the ETC 6 Meridian Small Cap Equity ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Small Cap Equity ETF	$91	0.82%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality, small-capitalization stocks. For the fiscal year ended November 30, 2024, the Fund delivered a return of 22.35% at net asset value (“NAV”) for its focused strategy. In comparison, the Fund’s broad based index, the S&P Total Market Index, delivered a return of 34.56% over the period across the composite of the equity market, including large-cap, mid-cap, small-cap and micro-cap stocks. The Fund is a two-factor portfolio broken between low beta and value securities. The low beta sleeve of the portfolio has performed above its beta-adjusted expectations; however, it is the underperformance of the value sleeve that has created drag on Fund performance relative to broader small-cap indices (e.g., the S&P SmallCap 600 Index (USD)). Much of the Fund’s value sleeve underperformance comes from securities within the Energy Sector and Health Care Sector.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Small Cap Equity ETF - $20,943
S&P Total Market Index* - $21,751
S&P SmallCap 600 Index (USD) - $21,374
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/20
Nov/20
Nov/21
Nov/22
Nov/23
Nov/24

	ETC 6 Meridian Small Cap Equity ETF - $20943	S&P Total Market Index* - $21751	S&P SmallCap 600 Index (USD) - $21374
May/20	$10000	$10000	$10000
Nov/20	$13311	$12786	$13532
Nov/21	$18794	$16173	$17784
Nov/22	$17181	$14353	$16718
Nov/23	$17117	$16165	$16047
Nov/24	$20943	$21751	$21374

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

*As of November 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Small Cap Equity ETF	22.35%	17.57%
S&P Total Market Index*	34.56%	18.55%
S&P SmallCap 600 Index (USD)	33.20%	18.09%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$98,149,507	83	$480,256	86%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	0.1%
Communication Services	1.2%
Real Estate	2.2%
Utilities	2.3%
Materials	5.8%
Industrials	7.0%
Information Technology	9.1%
Energy	10.7%
Health Care	11.3%
Consumer Discretionary	11.8%
Consumer Staples	12.3%
Financials	26.2%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cal-Maine Foods	3.0%
Perdoceo Education	2.6%
HCI Group	2.5%
Assured Guaranty	2.5%
Innoviva	2.0%
Collegium Pharmaceutical	1.7%
CONSOL Energy	1.5%
Stride	1.4%
Warrior Met Coal	1.4%
Enova International	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

*   Percentages are calculated based on total net assets.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Small Cap Equity ETF: SIXS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

MER-AR-TSR-2024-3

Exchange Traded Concepts Trust

ETC 6 Meridian Quality Growth ETF

Ticker: SXQG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: November 30, 2024

This annual shareholder report contains important information about the ETC 6 Meridian Quality Growth ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Quality Growth ETF	$115	1.00%

How did the Fund perform in the last year?

The Fund seeks capital appreciation by using a quantitatively driven strategy designed to emphasize high-quality growth stocks. The Fund focuses on U.S. stocks of large, mid and small market capitalization. For the fiscal year ended November 30, 2024, the Fund delivered a return of 29.68% at net asset value (“NAV”).

In comparison, the Fund’s broad based index, the S&P 500 Index (TR), delivered a return of 33.89% over the period. Performance for the “Growth Market” as indicated by the Russell 1000 Growth Index (USD) (TR) (Fund’s secondary benchmark) is heavily weighted towards the companies that constitute the Magnificent 7 (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla) and had a return of 38.04% for the one-year period.

In the first 7-months of the fiscal period (December 2023 – June 2024), the Magnificent 7 were still the dominant force amongst broader markets. By the end of November 2024, the Magnificent 7 still held a weighting of 54% in the Russell 1000 Growth Index (USD) (TR). As performance broadened out post-June 2024, the Fund saw relative performance improve and actually outperform in the last 5-months of the fiscal period. The Fund does not own an individual security at greater than 5% of the Fund’s portfolio at the time of purchase. While the Fund does have positions amongst many of the Magnificent 7, the portfolio is often underweight due to construction methodology differences, which resulted in a slight under performance to the Fund’s benchmarks.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

ETC 6 Meridian Quality Growth ETF - $13,511
S&P 500 Index (TR) - $15,210
Russell 1000 Growth Index (USD) (TR) - $16,315
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
May/21
Nov/21
Nov/22
Nov/23
Nov/24

	ETC 6 Meridian Quality Growth ETF - $13511	S&P 500 Index (TR) - $15210	Russell 1000 Growth Index (USD) (TR) - $16315
May/21	$10000	$10000	$10000
Nov/21	$11030	$10991	$11954
Nov/22	$9019	$9979	$9367
Nov/23	$10419	$11360	$11819
Nov/24	$13511	$15210	$16315

Since its inception on May 10, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-SIXM-ETF (749-6383) or visit https://6meridianfunds.com/investor-materials for current month-end performance.

Average Annual Total Returns as of November 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ETC 6 Meridian Quality Growth ETF	29.68%	8.82%
S&P 500 Index (TR)	33.89%	12.50%
Russell 1000 Growth Index (USD) (TR)	38.04%	14.73%

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,785,823	80	$247,761	74%

What did the Fund invest in?

Sector Weightings *

Value	Value
Short-Term Investment	0.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	5.9%
Communication Services	10.7%
Health Care	11.6%
Financials	14.9%
Industrials	16.3%
Information Technology	31.2%

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	5.5%
Meta Platforms, Cl A	4.9%
Alphabet, Cl A	4.9%
Apple	4.6%
Microsoft	4.4%
Visa, Cl A	4.3%
Mastercard, Cl A	4.2%
Procter & Gamble	3.9%
Intuitive Surgical	3.9%
Progressive	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

*   Percentages are calculated based on total net assets.

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 29, 2025, at https://6meridianfunds.com/investor-materials or upon request at 866-SIXM-ETF (749-6383).

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ETC 6 Meridian Quality Growth ETF: SXQG

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

MER-AR-TSR-2024-5

(b)         Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)      The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)      The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2024				2023
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$144,025		N/A	N/A	$100,450		N/A	N/A
(b)	Audit-Related Fees	N/A		N/A	N/A	N/A		N/A	N/A
(c)	Tax Fees	$35,000	(1)	N/A	N/A	$24,000	(1)	N/A	N/A
(d)	All Other Fees	N/A		N/A	N/A	N/A		N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1)     The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2024 and 2023 were $35,000 and $24,000, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)          The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)          Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Annual Financials and Other Information

November 30, 2024

ETC 6 Meridian

Table of Contents

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2024

Description	Shares	Fair Value
COMMON STOCK — 100.2%
Communication Services — 13.5%
Alphabet, Cl A(A)	33,524	$5,663,880
AT&T(A)	778,834	18,037,796
Meta Platforms, Cl A(A)	20,246	11,627,682
Netflix*	7,594	6,734,435
Verizon Communications(A)	416,533	18,469,073
		60,532,866
Consumer Discretionary — 4.1%
Amazon.com(A)*	29,010	6,030,889
General Motors	225,370	12,528,318
		18,559,207
Consumer Staples — 24.9%
Altria Group(A)	426,402	24,620,452
Coca-Cola(A)	88,330	5,660,187
Colgate-Palmolive(A)	123,056	11,890,901
Costco Wholesale(A)	13,088	12,719,965
Kraft Heinz(A)	342,936	10,963,664
PepsiCo(A)	104,036	17,004,684
Philip Morris International	43,952	5,848,253
Procter & Gamble	34,778	6,234,304
Target	76,137	10,073,686
Walmart(A)	69,867	6,462,698
		111,478,794
Energy — 5.3%
Chevron	75,029	12,149,446
Exxon Mobil(A)	99,912	11,785,620
		23,935,066
Description	Shares	Fair Value
Financials — 14.1%
American Express(A)	42,116	$12,831,903
American International Group	75,838	5,830,426
Bank of New York Mellon	76,248	6,242,424
Berkshire Hathaway, Cl B*	12,697	6,132,905
BlackRock Funding	5,828	5,960,878
Capital One Financial(A)	35,035	6,727,070
JPMorgan Chase	25,755	6,431,539
PayPal Holdings*	74,333	6,449,874
US Bancorp	120,031	6,396,452
		63,003,471
Health Care — 9.0%
Eli Lilly	14,021	11,151,602
Gilead Sciences(A)	128,307	11,878,662
Johnson & Johnson(A)	35,861	5,558,814
Merck(A)	56,362	5,728,634
UnitedHealth Group	10,116	6,172,783
		40,490,495
Industrials — 8.2%
Caterpillar(A)	30,252	12,285,640
Deere	14,339	6,680,540
General Electric(A)	33,445	6,092,341
Lockheed Martin	10,528	5,573,628
RTX	48,355	5,891,090
		36,523,239
Information Technology — 11.8%
Advanced Micro Devices*	40,476	5,552,295
Apple(A)	25,759	6,113,383
International Business Machines	27,573	6,270,376
Intuit	9,234	5,925,735
NVIDIA(A)	84,822	11,726,642
Oracle	33,772	6,242,416
QUALCOMM(A)	69,490	11,016,250
		52,847,097
Materials — 1.2%
Dow	117,261	5,184,109
Real Estate — 2.8%
Simon Property Group‡(A)	68,483	12,573,479
Utilities — 5.3%
Duke Energy(A)	101,924	11,930,204
Southern	129,713	11,561,320
		23,491,524

Total Common Stock (Cost $389,289,622)		448,619,347

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2024 (Concluded)

Description	Shares	Fair Value
EXCHANGE TRADED FUND — 1.4%
SPDR Bloomberg 1-3 Month T-Bill ETF	68,220	$6,261,232

Total Exchange Traded Fund (Cost $6,240,406)		6,261,232
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(B)	824,471	824,471

Total Short-Term Investment (Cost $824,471)		824,471

Total Investments – 101.8% (Cost $396,354,499)		$455,705,050
WRITTEN OPTIONS — -2.0%
Total Written Options (Premiums Received $7,311,968)		$(8,920,825)

A list of the Exchange Traded Option Contracts held by the Fund at November 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.0)%

Call Options
S&P 500 Index*	(191)	$115,218,458	$6,100	01/17/25	$(1,513,675)
S&P 500 Index*	(570)	343,845,660	5,950	12/20/24	(7,407,150)

Total Written Options (Premiums Received $7,311,968)					$(8,920,825)

Percentages are based on Net Assets of $447,476,351.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $94,329,003.

(B)   The rate shown is the 7-day effective yield as of November 30, 2024.

Cl       — Class

ETF    — Exchange Traded Fund

S&P    — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of November 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2024

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 2.6%
AT&T	35,153	$814,144
Madison Square Garden Sports*	3,640	837,018
New York Times, Cl A	13,909	754,702
TKO Group Holdings, Cl A*	6,382	880,461
T-Mobile US	3,817	942,570
Verizon Communications	17,913	794,262
		5,023,157
Consumer Discretionary — 6.4%
Adtalem Global Education*	10,561	965,381
Aramark	20,101	817,910
Capri Holdings*	21,201	496,315
Grand Canyon Education*	5,362	882,531
H&R Block	11,715	694,465
Monarch Casino & Resort	9,798	823,130
Murphy USA	1,449	793,762
Ollie’s Bargain Outlet Holdings*	8,441	835,237
O’Reilly Automotive*	657	816,796
Perdoceo Education	34,560	948,672
Strategic Education	7,990	789,492
Stride*	9,271	990,792
Sturm Ruger	17,964	684,249
Texas Roadhouse, Cl A	4,554	934,800
Wendy’s	43,387	796,585
		12,270,117
Description	Shares	Fair Value
Consumer Staples — 17.3%
Altria Group	13,727	$792,597
BellRing Brands*	13,069	1,025,394
BJ’s Wholesale Club Holdings*	9,593	923,806
Boston Beer, Cl A*	2,591	819,378
Bunge Global	7,486	671,794
Cal-Maine Foods	10,682	1,042,670
Casey’s General Stores	1,971	829,574
Church & Dwight	7,008	771,791
Coca-Cola	10,361	663,933
Coca-Cola Consolidated	551	718,664
Colgate-Palmolive	6,834	660,369
Conagra Brands	22,516	620,316
Edgewell Personal Care	19,336	707,311
Flowers Foods	31,449	711,376
Fresh Del Monte Produce	25,262	852,592
General Mills	9,819	650,607
Hershey	3,690	649,920
Hormel Foods	22,631	733,923
Ingredion	5,451	803,150
J & J Snack Foods	4,450	773,365
John B Sanfilippo & Son	7,736	668,004
Kellanova	9,203	748,112
Keurig Dr Pepper	19,999	652,967
Kimberly-Clark	5,014	698,701
Kraft Heinz	20,569	657,591
Kroger	14,101	861,289
Lancaster Colony	4,149	771,050
McCormick	8,891	697,143
Mondelez International, Cl A	9,787	635,666
National Beverage	16,362	808,119
PepsiCo	4,155	679,135
Philip Morris International	5,859	779,598
Pilgrim’s Pride*	16,280	840,211
Post Holdings*	6,354	765,530
Procter & Gamble	4,196	752,175
Simply Good Foods*	22,570	898,060
SpartanNash	33,372	633,401
Sprouts Farmers Market*	7,457	1,151,957
Tootsie Roll Industries	23,357	773,117
TreeHouse Foods*	17,579	603,663
Universal	14,106	805,735
Walmart	9,616	889,480
WD-40	2,818	780,840
		32,974,074

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2024 (Continued)

Description	Shares	Fair Value
Energy — 4.6%
Antero Midstream	51,584	$823,796
Chesapeake Energy	10,404	1,029,580
Chevron	5,319	861,306
Chord Energy	5,485	699,447
ConocoPhillips	6,950	752,963
CVR Energy	31,911	617,478
Dorian LPG	20,559	503,079
DT Midstream	9,811	1,041,143
EOG Resources	6,123	815,951
Exxon Mobil	6,542	771,694
Magnolia Oil & Gas, Cl A	31,275	867,569
		8,784,006
Financials — 18.6%
Aflac	6,766	771,324
Allstate	3,975	824,375
Ambac Financial Group*	68,382	878,025
American Financial Group	5,497	807,289
AMERISAFE	15,192	896,632
Arch Capital Group	6,673	672,105
Arthur J Gallagher	2,502	781,225
Assured Guaranty	9,457	882,149
BGC Group, Cl A	77,678	756,584
Cboe Global Markets	3,487	752,669
Chubb	2,563	740,015
CME Group, Cl A	3,342	795,396
Donnelley Financial Solutions*	11,398	686,729
Employers Holdings	15,512	827,720
Erie Indemnity, Cl A	1,454	640,574
EZCORP, Cl A*	63,934	818,355
Federated Hermes, Cl B	21,904	936,396
FirstCash Holdings	6,208	675,803
Hanover Insurance Group	5,064	835,611
HCI Group	7,500	914,025
Horace Mann Educators	21,107	883,750
Kinsale Capital Group	1,596	811,470
Marsh & McLennan	3,233	754,033
Mercury General	11,885	938,440
Morningstar	2,417	855,981
Old Republic International	21,090	821,877
Palomar Holdings*	7,799	844,632
Primerica	2,887	874,039
Progressive	2,963	796,691
Reinsurance Group of America, Cl A	3,470	792,548
RenaissanceRe Holdings	2,851	815,814
RLI	4,869	856,457
Description	Shares	Fair Value
Financials (continued)
Ryan Specialty Holdings, Cl A	11,583	$873,358
Safety Insurance Group	8,821	757,195
Selective Insurance Group	8,259	843,161
SiriusPoint*	51,984	801,593
Travelers	3,143	836,164
United Fire Group	36,729	1,123,907
Unum Group	13,615	1,046,994
Virtu Financial, Cl A	23,681	883,538
Western Union	60,670	667,977
Willis Towers Watson PLC	2,532	815,304
WR Berkley	12,559	810,683
		35,398,607
Health Care — 16.3%
Abbott Laboratories	6,473	768,798
AbbVie	3,809	696,780
Addus HomeCare*	5,833	716,526
Alkermes PLC*	27,443	796,396
Amedisys*	7,586	693,436
ANI Pharmaceuticals*	12,180	697,061
BioMarin Pharmaceutical*	8,767	578,885
Cardinal Health	6,596	806,295
Centene*	10,405	624,300
Chemed	1,287	736,666
Cigna Group	2,082	703,300
Collegium Pharmaceutical*	19,821	604,541
Dynavax Technologies*	66,832	859,460
Elevance Health	1,360	553,466
Encompass Health	8,041	827,740
Ensign Group	4,944	722,862
Exelixis*	29,311	1,068,679
Gilead Sciences	9,364	866,919
HealthEquity*	9,666	981,486
HealthStream	26,012	860,997
Hologic*	9,035	718,282
Incyte*	12,034	897,616
Innoviva*	38,656	734,078
Integer Holdings*	5,713	802,677
Jazz Pharmaceuticals PLC*	6,879	836,418
Johnson & Johnson	4,484	695,065
Masimo*	6,609	1,140,317
McKesson	1,460	917,610
Merck	6,255	635,758
Merit Medical Systems*	7,631	792,861
Molina Healthcare*	2,249	669,977
National HealthCare	5,711	715,017
Neurocrine Biosciences*	6,132	777,231

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2024 (Continued)

Description	Shares	Fair Value
Health Care (continued)
Patterson	35,610	$765,259
Premier, Cl A	36,062	825,820
Prestige Consumer Healthcare*	9,916	840,579
Quest Diagnostics	4,817	783,533
Supernus Pharmaceuticals*	21,783	796,604
United Therapeutics*	2,129	788,773
UnitedHealth Group	1,234	752,987
		31,051,055
Industrials — 10.2%
AeroVironment*	4,107	798,811
Brady, Cl A	10,209	764,552
BWX Technologies	7,697	1,007,152
CACI International, Cl A*	1,579	726,150
CoreCivic*	56,442	1,260,350
Curtiss-Wright	2,506	936,317
FTI Consulting*	3,384	685,328
KBR	11,881	722,721
Kelly Services, Cl A	36,837	539,662
L3Harris Technologies	3,241	798,096
Liquidity Services*	34,953	893,748
Lockheed Martin	1,298	687,174
MSA Safety	4,391	763,200
National Presto Industries	9,966	794,490
Northrop Grumman	1,430	700,200
RB Global	8,914	871,433
Republic Services, Cl A	3,632	792,865
Robert Half	12,140	905,765
RTX	6,224	758,270
Schneider National, Cl B	27,649	929,283
Verisk Analytics, Cl A	2,710	797,309
Verra Mobility, Cl A*	28,210	667,449
Waste Management	3,599	821,364
Woodward	4,621	833,259
		19,454,948
Information Technology — 4.3%
A10 Networks	55,551	947,145
Box, Cl A*	22,738	797,876
Dolby Laboratories, Cl A	10,763	842,958
Dropbox, Cl A*	31,911	882,658
Dynatrace*	14,688	825,319
Juniper Networks	19,194	689,448
LiveRamp Holdings*	29,580	898,049
Manhattan Associates*	2,940	839,194
N-able*	58,832	614,206
Progress Software	12,784	874,553
		8,211,406
Description	Shares	Fair Value
Materials — 2.1%
AptarGroup	4,834	$836,089
Clearwater Paper*	24,121	654,161
Crown Holdings	8,067	742,890
NewMarket	1,377	734,712
United States Steel	23,573	961,071
		3,928,923
Real Estate — 5.0%
Agree Realty‡	9,821	754,253
American Homes 4 Rent, Cl A‡	18,708	716,329
American Tower, Cl A‡	3,121	652,289
Equity LifeStyle Properties‡	9,978	711,731
Essential Properties Realty Trust‡	22,978	783,550
Four Corners Property Trust‡	25,271	750,801
Gaming and Leisure Properties‡	14,306	738,333
Getty Realty‡	23,284	765,578
LTC Properties‡	20,101	775,698
NNN REIT‡	15,300	672,894
Omega Healthcare Investors‡	18,593	755,062
Phillips Edison‡	19,879	785,220
WP Carey‡	11,987	683,978
		9,545,716
Utilities — 12.3%
ALLETE	11,609	753,192
Ameren	8,862	836,484
American Electric Power	7,223	721,289
American States Water	9,100	776,321
Atmos Energy	5,636	852,840
Avista	19,189	742,422
California Water Service Group	13,581	695,211
Chesapeake Utilities	6,230	820,802
CMS Energy	10,836	755,378
Consolidated Edison	7,135	717,710
DTE Energy	5,981	752,290
Duke Energy	6,320	739,756
Entergy	6,047	944,360
Essential Utilities	18,967	759,249
Evergy	12,333	797,082
FirstEnergy	16,678	709,649
MGE Energy	8,528	889,300
National Fuel Gas	12,501	799,689
New Jersey Resources	16,013	825,951
Northwest Natural Holding	18,793	823,509
Northwestern Energy Group	13,598	751,154
OGE Energy	18,612	818,183
Pinnacle West Capital	8,394	786,518

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2024 (Concluded)

Description	Shares	Fair Value
Utilities (continued)
PPL	22,985	$802,866
Sempra	8,978	840,969
SJW Group	12,512	697,169
Southern	8,334	742,809
Unitil	12,648	759,133
WEC Energy Group	7,869	795,162
Xcel Energy	11,716	850,113
		23,556,560

Total Common Stock (Cost $160,947,711)		190,198,569
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(A)	329,981	329,981

Total Short-Term Investment (Cost $329,981)		329,981

Total Investments — 99.9% (Cost $161,277,692)		$190,528,550

Percentages are based on Net Assets $190,697,834.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2024.

Cl      — Class

PLC  — Public Limited Company

REIT — Real Estate Investment Trust

As of November 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2024

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 13.5%
Alphabet, Cl A	21,783	$3,680,238
AT&T	506,093	11,721,114
Meta Platforms, Cl A	13,158	7,556,902
Netflix*	4,934	4,375,521
Verizon Communications	270,666	12,001,330
		39,335,105
Consumer Discretionary — 4.1%
Amazon.com*	18,852	3,919,143
General Motors	146,453	8,141,322
		12,060,465
Consumer Staples — 24.8%
Altria Group	277,078	15,998,484
Coca-Cola	57,398	3,678,064
Colgate-Palmolive	79,965	7,727,018
Costco Wholesale	8,505	8,265,839
Kraft Heinz	222,850	7,124,515
PepsiCo	67,605	11,050,037
Philip Morris International	28,559	3,800,060
Procter & Gamble	22,601	4,051,455
Target	49,478	6,546,434
Walmart	45,399	4,199,408
		72,441,314
Energy — 5.3%
Chevron	48,757	7,895,221
Exxon Mobil	64,925	7,658,553
		15,553,774
Description	Shares	Fair Value
Financials — 14.0%
American Express	27,369	$8,338,787
American International Group	49,280	3,788,647
Bank of New York Mellon	49,548	4,056,495
Berkshire Hathaway, Cl B*	8,251	3,985,398
BlackRock Funding	3,788	3,874,366
Capital One Financial	22,766	4,371,300
JPMorgan Chase	16,736	4,179,314
PayPal Holdings*	48,303	4,191,251
US Bancorp	77,998	4,156,513
		40,942,071
Health Care — 9.0%
Eli Lilly	9,113	7,248,024
Gilead Sciences	83,379	7,719,228
Johnson & Johnson	23,301	3,611,888
Merck	36,625	3,722,565
UnitedHealth Group	6,574	4,011,455
		26,313,160
Industrials — 8.1%
Caterpillar	19,659	7,983,717
Deere	9,319	4,341,722
General Electric	21,732	3,958,701
Lockheed Martin	6,842	3,622,223
RTX	31,423	3,828,264
		23,734,627
Information Technology — 11.8%
Advanced Micro Devices*	26,303	3,608,114
Apple	16,739	3,972,667
International Business Machines	17,918	4,074,732
Intuit	6,000	3,850,380
NVIDIA	55,119	7,620,202
Oracle	21,947	4,056,684
QUALCOMM	45,156	7,158,580
		34,341,359
Materials — 1.2%
Dow	76,199	3,368,758
Real Estate — 2.8%
Simon Property Group‡	44,503	8,170,751
Utilities — 5.2%
Duke Energy	66,233	7,752,572
Southern	84,291	7,512,857
		15,265,429

Total Common Stock (Cost $253,782,755)		291,526,813

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2024 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(A)	205,681	$205,681

Total Short-Term Investment (Cost $205,681)		205,681

Total Investments — 99.9% (Cost $253,988,436)		$291,732,494

Percentages are based on Net Assets of $292,084,722.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2024.

Cl — Class

As of November 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2024

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
Communication Services — 1.2%
Madison Square Garden Sports*	4,965	$1,141,702
Consumer Discretionary — 11.8%
Adtalem Global Education*	14,095	1,288,424
Buckle	24,166	1,258,807
G-III Apparel Group*	33,247	985,109
Golden Entertainment	31,377	1,058,660
M*	6,501	1,072,860
Movado Group	52,707	1,072,587
Perdoceo Education	93,653	2,570,775
Stride*	12,493	1,335,127
Sturm Ruger	24,628	938,080
		11,580,429
Consumer Staples — 12.3%
Andersons	20,676	987,072
Cal-Maine Foods	29,673	2,896,382
Fresh Del Monte Produce	34,050	1,149,187
J & J Snack Foods	6,062	1,053,515
John B Sanfilippo & Son	10,664	920,836
National Beverage	22,644	1,118,387
Simply Good Foods*	30,192	1,201,340
SpartanNash	45,918	871,524
Tootsie Roll Industries	32,575	1,078,232
TreeHouse Foods*	24,091	827,285
		12,103,760
Energy — 10.7%
CONSOL Energy	10,893	1,423,715
CVR Energy	44,706	865,061
Dorian LPG	28,428	695,633
Helmerich & Payne	33,126	1,147,153
Description	Shares	Fair Value
Energy (continued)
Liberty Energy, Cl A	52,600	$967,840
ProPetro Holding*	137,816	1,157,655
REX American Resources*	23,892	1,034,762
RPC	171,863	1,106,798
SM Energy	24,508	1,107,517
World Kinect	36,144	1,046,369
		10,552,503
Financials — 26.2%
Ambac Financial Group*	93,786	1,204,212
AMERISAFE	20,732	1,223,603
Assured Guaranty	25,878	2,413,900
Axos Financial*	15,416	1,277,216
Bread Financial Holdings	17,905	1,053,351
Customers Bancorp*	20,808	1,174,612
Employers Holdings	21,160	1,129,097
Enova International*	12,563	1,325,522
EZCORP, Cl A*	85,567	1,095,258
HCI Group	20,503	2,498,701
Horace Mann Educators	28,595	1,197,273
Mercury General	16,066	1,268,571
PennyMac Mortgage Investment Trust‡	73,019	992,328
Preferred Bank	12,738	1,201,575
Radian Group	28,749	1,028,927
Safety Insurance Group	12,040	1,033,513
SiriusPoint*	70,192	1,082,361
Virtu Financial, Cl A	32,304	1,205,262
Virtus Investment Partners	5,031	1,242,506
World Acceptance*	8,755	1,058,655
		25,706,443
Health Care — 11.3%
Collegium Pharmaceutical*	54,245	1,654,472
Dynavax Technologies*	93,614	1,203,876
Ensign Group	6,696	979,022
HealthStream	34,976	1,157,706
Innoviva*	105,136	1,996,533
Merit Medical Systems*	10,427	1,083,365
Organon	47,552	754,650
Premier, Cl A	49,641	1,136,779
Prestige Consumer Healthcare*	13,527	1,146,684
		11,113,087
Industrials — 7.0%
Brady, Cl A	14,143	1,059,169
DNOW*	83,596	1,258,120
Heidrick & Struggles International	27,698	1,277,986

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2024 (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Masterbrand*	63,761	$1,103,065
National Presto Industries	13,621	1,085,866
Wabash National	53,767	1,066,200
		6,850,406
Information Technology — 9.1%
A10 Networks	75,515	1,287,531
Box, Cl A*	31,022	1,088,562
DXC Technology*	48,092	1,082,070
LiveRamp Holdings*	39,629	1,203,136
N-able*	80,804	843,594
Photronics*	44,391	1,105,780
Progress Software	17,607	1,204,495
ScanSource*	21,236	1,070,506
		8,885,674
Materials — 5.8%
Alpha Metallurgical Resources	4,989	1,225,149
Clearwater Paper*	33,487	908,167
Metallus*	66,170	1,103,054
Olympic Steel	26,856	1,135,472
Warrior Met Coal	18,911	1,329,821
		5,701,663
Real Estate — 2.2%
Getty Realty‡	32,041	1,053,508
LTC Properties‡	27,652	1,067,091
		2,120,599
Utilities — 2.3%
American States Water	12,495	1,065,948
MGE Energy	11,659	1,215,801
		2,281,749

Total Common Stock (Cost $86,294,293)		98,038,015
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(A)	112,994	$112,994

Total Short-Term Investment (Cost $112,994)		112,994

Total Investments — 100.0% (Cost $86,407,287)		$98,151,009

Percentages are based on Net Assets of $98,149,507.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2024.

Cl — Class

As of November 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2024

## Sector Weightings (Unaudited)

31.2% Information Technology
16.3% Industrials
14.9% Financials
11.6% Health Care
10.7% Communication Services
5.9% Consumer Discretionary
5.7% Consumer Staples
3.5% Energy
0.3% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Communication Services — 10.7%
Alphabet, Cl A	14,721	$2,487,113
Meta Platforms, Cl A	4,334	2,489,103
Pinterest, Cl A*	12,703	385,155
Yelp, Cl A*	1,186	45,329
		5,406,700
Consumer Discretionary — 5.9%
Crocs*	1,109	117,110
Deckers Outdoor*	2,684	525,957
Grand Canyon Education*	537	88,385
H&R Block	2,527	149,800
Steven Madden	1,254	57,157
Stride*	772	82,504
TJX	15,043	1,890,755
United Parks & Resorts*	575	33,718
YETI Holdings*	1,586	64,027
		3,009,413
Consumer Staples — 5.7%
Cal-Maine Foods	786	76,721
Lancaster Colony	353	65,602
Procter & Gamble	11,077	1,985,663
Sysco	8,945	689,749
WD-40	252	69,827
		2,887,562
Energy — 3.5%
Cheniere Energy	4,050	907,241
Gulfport Energy*	228	40,082
Kinetik Holdings, Cl A	1,837	108,420
Liberty Energy, Cl A	2,835	52,164
Magnolia Oil & Gas, Cl A	3,814	105,800
Texas Pacific Land	358	572,832
		1,786,539
Description	Shares	Fair Value
Financials — 14.9%
Apollo Global Management	7,505	$1,313,600
Mastercard, Cl A	4,036	2,150,946
Progressive	7,114	1,912,812
Visa, Cl A	6,902	2,174,682
		7,552,040
Health Care — 11.6%
Alkermes PLC*	2,988	86,712
Catalyst Pharmaceuticals*	2,073	45,751
Chemed	270	154,545
CONMED	572	42,351
CorVel*	172	62,849
Exelixis*	4,904	178,800
Halozyme Therapeutics*	2,323	111,969
IDEXX Laboratories*	1,414	596,354
Incyte*	2,884	215,118
Inspire Medical Systems*	489	94,260
Intuitive Surgical*	3,661	1,984,262
Lantheus Holdings*	1,308	116,765
Medpace Holdings*	482	164,184
Neurocrine Biosciences*	1,850	234,487
Progyny*	1,415	22,032
Protagonist Therapeutics*	993	43,493
Regeneron Pharmaceuticals*	1,560	1,170,343
Veeva Systems, Cl A*	2,579	587,625
		5,911,900
Industrials — 16.3%
AAON	1,214	165,517
Cintas	5,976	1,349,321
Copart*	16,016	1,015,254
CSW Industrials	254	107,287
Enerpac Tool Group, Cl A	982	47,391
Expeditors International of Washington	2,564	311,885
Fastenal	9,947	831,171
Franklin Electric	721	78,084
Illinois Tool Works	5,070	1,407,027
Mueller Industries	2,008	162,186
Old Dominion Freight Line	3,433	772,905
Paychex	5,688	831,984
Rollins	5,278	265,642
WW Grainger	778	937,755
		8,283,409
Information Technology — 31.2%
Adobe*	3,428	1,768,608
Agilysys*	488	65,538
Appfolio, Cl A*	622	157,832
The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2024 (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
Apple	9,942	$2,359,535
Arista Networks*	4,406	1,788,043
Autodesk*	3,854	1,124,983
Badger Meter	524	113,614
Clearwater Analytics Holdings, Cl A*	4,791	148,713
CommVault Systems*	786	134,870
Datadog, Cl A*	5,788	884,117
DocuSign, Cl A*	3,977	316,927
Dynatrace*	5,112	287,243
Fortinet*	11,454	1,088,703
Manhattan Associates*	1,072	305,992
Microsoft	5,283	2,237,139
Napco Security Technologies	633	24,832
NVIDIA	20,244	2,798,733
Qualys*	659	101,222
SPS Commerce*	679	131,095
		15,837,739

Total Common Stock (Cost $41,033,343)		50,675,302
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(A)	166,613	$166,613

Total Short-Term Investment (Cost $166,613)		166,613

Total Investments — 100.1% (Cost $41,199,956)		$50,841,915

Percentages are based on Net Assets of $50,785,823.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of November 30, 2024.

Cl — Class

PLC — Public Limited Company

As of November 30, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2024

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$396,354,499	$161,277,692	$253,988,436
Investments, at Fair Value	$455,705,050	$190,528,550	$291,732,494
Receivable for Investment Securities Sold	5,201,234	—	—
Dividends Receivable	908,500	327,883	589,963
Deposits at Broker for Options	44,896	—	—
Reclaims Receivable	—	1,277	—
Total Assets	461,859,680	190,857,710	292,322,457

Liabilities:
Options Written, at Value (Premiums Received $7,311,968, $— and $—, respectively)	8,920,825	—	—
Payable for Investment Securities Purchased	5,039,398	—	—
Advisory Fees Payable	220,977	92,509	143,248
Payable due to Administrator	25,358	10,616	16,438
Audit Fees Payable	17,500	17,500	17,500
Transfer Agent Fees Payable	13,658	15,577	20,145
Payable for Trustees’ Fee	13,164	5,344	8,411
Chief Compliance Officer Fees Payable	3,781	1,535	2,416
Other Accrued Expenses	128,668	16,795	29,577

Total Liabilities	14,383,329	159,876	237,735

Net Assets	$447,476,351	$190,697,834	$292,084,722

Net Assets Consist of:
Paid-in Capital	$533,364,452	$192,487,791	$304,013,855
Total Distributable Earnings (Accumulated Losses)	(85,888,101)	(1,789,957)	(11,929,133)

Net Assets	$447,476,351	$190,697,834	$292,084,722
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	11,775,000	4,850,000	6,275,000
Net Asset Value, Offering and Redemption Price Per Share	$38.00	$39.32	$46.55

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2024

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$86,407,287	$41,199,956
Investments, at Fair Value	$98,151,009	$50,841,915
Dividends Receivable	96,035	20,115
Total Assets	98,247,044	50,862,030

Liabilities:
Advisory Fees Payable	46,117	33,314
Audit Fees Payable	17,500	17,500
Transfer Agent Fees Payable	15,565	15,560
Payable due to Administrator	5,292	2,812
Payable for Trustees’ Fee	2,590	1,411
Chief Compliance Officer Fees Payable	744	405
Other Accrued Expenses	9,729	5,205

Total Liabilities	97,537	76,207

Net Assets	$98,149,507	$50,785,823

Net Assets Consist of:
Paid-in Capital	$109,193,063	$49,113,468
Total Distributable Earnings (Accumulated Losses)	(11,043,556)	1,672,355

Net Assets	$98,149,507	$50,785,823
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	1,875,000	1,550,000
Net Asset Value, Offering and Redemption Price Per Share	$52.35	$32.77

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Year Ended November 30, 2024

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$10,684,868	$3,367,068	$6,114,118
Less: Reclaims Withheld	—	(1,151)	—

Total Investment Income	10,684,868	3,365,917	6,114,118

Expenses:
Advisory Fees	2,465,421	985,850	1,483,948
Interest Expense on Broker Account	1,124,303	—	—
Administration Fees	282,919	113,131	170,290
Trustees’ Fees	80,579	32,214	48,235
Custodian Fees	44,162	13,814	27,754
Transfer Agent Fees	32,900	37,064	47,520
Legal Fees	27,809	11,292	17,300
Chief Compliance Officer Fees	23,510	9,383	14,038
Audit Fees	17,500	17,500	17,500
Printing Fees	10,447	4,265	6,920
Registration Fees	8,594	10,452	11,750
Pricing Fees	949	343	648
Other Fees	56,167	15,289	22,617
Total Expenses	4,175,260	1,250,597	1,868,520

Net Investment Income (Loss)	6,509,608	2,115,320	4,245,598

Net Realized Gain (Loss) on:
Investments(1)	69,319,330	5,348,393	38,033,297
Written Options	(61,277,737)	—	—

Net Realized Gain (Loss)	8,041,593	5,348,393	38,033,297

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	40,870,921	29,941,041	27,873,938
Written Options	6,640,933	—	—

Net Unrealized Appreciation (Depreciation)	47,511,854	29,941,041	27,873,938

Net Realized and Unrealized Gain (Loss)	55,553,447	35,289,434	65,907,235

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,063,055	$37,404,754	$70,152,833

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Year Ended November 30, 2024

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$1,484,285	$234,672
Total Investment Income	1,484,285	234,672

Expenses:
Advisory Fees	480,256	247,761
Administration Fees	55,112	28,432
Transfer Agent Fees	36,766	37,256
Audit Fees	17,500	17,500
Trustees’ Fees	15,549	8,074
Registration Fees	10,901	10,266
Custodian Fees	6,959	2,948
Legal Fees	5,502	2,936
Chief Compliance Officer Fees	4,526	2,347
Printing Fees	2,694	1,126
Pricing Fees	185	112
Other Fees	7,371	3,791
Advisory Waiver Recapture (Note 3)	—	42,591
Total Expenses	643,321	405,140

Net Investment Income (Loss)	840,964	(170,468)

Net Realized Gain (Loss) on:
Investments(1)	3,283,513	4,894,015

Net Realized Gain (Loss)	3,283,513	4,894,015

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,659,855	6,004,224

Net Unrealized Appreciation (Depreciation)	11,659,855	6,004,224

Net Realized and Unrealized Gain (Loss)	14,943,368	10,898,239

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,784,332	$10,727,771

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$6,509,608	$7,391,093
Net Realized Gain (Loss)(1)	8,041,593	9,111,703
Net Change in Unrealized Appreciation (Depreciation)	47,511,854	451,536
Net Increase (Decrease) in Net Assets Resulting from Operations	62,063,055	16,954,332

Distributions:	(6,609,357)	(7,207,938)

Capital Share Transactions:
Issued	534,744,248	392,485,217
Redeemed	(505,706,320)	(354,122,280)
Increase (Decrease) in Net Assets from Capital Share Transactions	29,037,928	38,362,937

Total Increase (Decrease) in Net Assets	84,491,626	48,109,331

Net Assets:
Beginning of Year	362,984,725	314,875,394
End of Year	$447,476,351	$362,984,725

Share Transactions:
Issued	15,050,000	12,300,000
Redeemed	(14,250,000)	(11,100,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	800,000	1,200,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$2,115,320	$2,389,513
Net Realized Gain (Loss)(1)	5,348,393	(2,422,750)
Net Change in Unrealized Appreciation (Depreciation)	29,941,041	(8,378,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,404,754	(8,411,903)

Distributions:	(2,172,352)	(2,332,485)

Capital Share Transactions:
Issued	85,327,684	42,924,208
Redeemed	(69,631,940)	(49,309,011)
Increase (Decrease) in Net Assets from Capital Share Transactions	15,695,744	(6,384,803)

Total Increase (Decrease) in Net Assets	50,928,146	(17,129,191)

Net Assets:
Beginning of Year	139,769,688	156,898,879
End of Year	$190,697,834	$139,769,688

Share Transactions:
Issued	2,425,000	1,300,000
Redeemed	(1,975,000)	(1,500,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	(200,000)

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Mega Cap Equity ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$4,245,598	$4,055,579
Net Realized Gain (Loss)(1)	38,033,297	1,540,827
Net Change in Unrealized Appreciation (Depreciation)	27,873,938	595,665
Net Increase (Decrease) in Net Assets Resulting from Operations	70,152,833	6,192,071

Distributions:	(4,297,958)	(3,928,312)

Capital Share Transactions:
Issued	326,599,050	199,380,193
Redeemed	(291,211,869)	(188,481,751)
Increase (Decrease) in Net Assets from Capital Share Transactions	35,387,181	10,898,442

Total Increase (Decrease) in Net Assets	101,242,056	13,162,201

Net Assets:
Beginning of Year	190,842,666	177,680,465
End of Year	$292,084,722	$190,842,666

Share Transactions:
Issued	7,975,000	5,825,000
Redeemed	(7,125,000)	(5,525,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	850,000	300,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Small Cap Equity ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$840,964	$1,252,645
Net Realized Gain (Loss)(1)	3,283,513	(1,479,582)
Net Change in Unrealized Appreciation (Depreciation)	11,659,855	(127,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,784,332	(354,041)

Distributions:	(955,142)	(1,166,152)

Capital Share Transactions:
Issued	65,928,828	39,304,120
Redeemed	(46,494,189)	(39,212,642)
Increase (Decrease) in Net Assets from Capital Share Transactions	19,434,639	91,478

Total Increase (Decrease) in Net Assets	34,263,829	(1,428,715)

Net Assets:
Beginning of Year	63,885,678	65,314,393
End of Year	$98,149,507	$63,885,678

Share Transactions:
Issued	1,400,000	875,000
Redeemed	(1,000,000)	(875,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	400,000	—

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Quality Growth ETF
	Year Ended November 30, 2024	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$(170,468)	$(74,704)
Net Realized Gain (Loss)(1)	4,894,015	47,007
Net Change in Unrealized Appreciation (Depreciation)	6,004,224	4,110,525
Net Increase (Decrease) in Net Assets Resulting from Operations	10,727,771	4,082,828

Distributions:	—	(12,666)
Return of Capital	—	(6,245)

Capital Share Transactions:
Issued	33,844,556	11,518,982
Redeemed	(24,743,931)	(13,630,937)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,100,625	(2,111,955)

Total Increase (Decrease) in Net Assets	19,828,396	1,951,962
Net Assets:
Beginning of Year	30,957,427	29,005,465
End of Year	$50,785,823	$30,957,427

Share Transactions:
Issued	1,175,000	500,000
Redeemed	(850,000)	(600,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	325,000	(100,000)

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,								Period Ended November 30, 2020†
	2024		2023		2022		2021
Net Asset Value, beginning of year/period	$33.07		$32.21		$29.54		$26.65		$25.34
Investment Activities
Net Investment income*	0.57		0.69		0.67		0.50		0.25
Net realized and unrealized gain (loss)	4.95		0.84		2.66		2.88		1.30
Total from investment activities	5.52		1.53		3.33		3.38		1.55
Distributions to shareholders from:
Net Investment Income	(0.59)		(0.67)		(0.66)		(0.49)		(0.24)
Total Distributions	(0.59)		(0.67)		(0.66)		(0.49)		(0.24)
Net Asset Value, end of year/period	$38.00		$33.07		$32.21		$29.54		$26.65
Net Asset Value, Total Return (%)(1)	16.81		4.86		11.44		12.76		6.14
Ratios to Average Net Assets
Expenses (%)	1.03	(2)	1.01	(3)	0.82	(4)	0.84	(5)	0.87	(6)(7)
Expenses excluding waivers (%)	1.03	(2)	1.01	(3)	0.82	(4)	0.84	(5)	0.87	(6)(7)
Net investment income (loss) (%)	1.61	(2)	2.15	(3)	2.22	(4)	1.72	(5)	1.71	(6)(7)
Supplemental Data
Net Assets end of year/period (000)	$447,476		$362,985		$314,875		$246,619		$202,524
Portfolio turnover rate(%)(8)	159		160		164		171		49

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.75%, 0.75% and 1.89%.

(3)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.76%, 0.76% and 2.40%.

(4)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78% and 2.26%.

(5)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(6)       Annualized.

(7)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(8)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Low Beta Equity Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,				Period Ended November 30, 2020†
	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$31.77	$34.11	$33.63	$28.70	$25.54
Investment Activities
Net Investment income*	0.46	0.53	0.44	0.21	0.10
Net realized and unrealized gain (loss)	7.56	(2.36)	0.49	4.94	3.15
Total from investment activities	8.02	(1.83)	0.93	5.15	3.25
Distributions to shareholders from:
Net Investment Income	(0.47)	(0.51)	(0.45)	(0.22)	(0.09)
Total Distributions	(0.47)	(0.51)	(0.45)	(0.22)	(0.09)
Net Asset Value, end of year/period	$39.32	$31.77	$34.11	$33.63	$28.70
Net Asset Value, Total Return (%)(1)	25.43	(5.35)	2.80	17.96	12.72
Ratios to Average Net Assets
Expenses (%)	0.77	0.79	0.80	0.82	0.88	(2)
Expenses excluding waivers (%)	0.77	0.79	0.80	0.82	0.88	(2)
Net investment income (loss) (%)	1.31	1.64	1.32	0.64	0.65	(2)
Supplemental Data
Net Assets end of year/period (000)	$190,698	$139,770	$156,899	$137,049	$93,283
Portfolio turnover rate(%)(3)	56	59	73	70	13

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Mega Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,				Period Ended November 30, 2020†
	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$35.18	$34.67	$34.50	$29.14	$25.38
Investment Activities
Net Investment income*	0.72	0.77	0.77	0.58	0.27
Net realized and unrealized gain (loss)	11.38	0.48	0.14	5.39	3.74
Total from investment activities	12.10	1.25	0.91	5.97	4.01
Distributions to shareholders from:
Net Investment Income	(0.73)	(0.74)	(0.74)	(0.58)	(0.25)
Net realized capital gains	—	—	—	(0.03)	—
Total Distributions	(0.73)	(0.74)	(0.74)	(0.61)	(0.25)
Net Asset Value, end of year/period	$46.55	$35.18	$34.67	$34.50	$29.14
Net Asset Value, Total Return (%)(1)	34.68	3.74	2.73	20.59	15.88
Ratios to Average Net Assets
Expenses (%)	0.77	0.78	0.80	0.82	0.86	(2)
Expenses excluding waivers (%)	0.77	0.78	0.80	0.82	0.86	(2)
Net investment income (loss) (%)	1.75	2.26	2.27	1.76	1.72	(2)
Supplemental Data
Net Assets end of year/period (000)	$292,085	$190,843	$177,680	$158,680	$115,827
Portfolio turnover rate(%)(3)	153	144	160	166	38

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Small Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,				Period Ended November 30, 2020†
	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$43.31	$44.28	$49.08	$35.05	$26.43
Investment Activities
Net Investment income*	0.50	0.83	0.56	0.40	0.13
Net realized and unrealized gain (loss)	9.12	(1.02)	(4.76)	14.00	8.60
Total from investment activities	9.62	(0.19)	(4.20)	14.40	8.73
Distributions to shareholders from:
Net Investment Income	(0.58)	(0.78)	(0.60)	(0.37)	(0.11)
Total Distributions	(0.58)	(0.78)	(0.60)	(0.37)	(0.11)
Net Asset Value, end of year/period	$52.35	$43.31	$44.28	$49.08	$35.05
Net Asset Value, Total Return (%)(1)	22.35	(0.37)	(8.58)	41.20	33.11
Ratios to Average Net Assets
Expenses (%)	0.82	0.85	0.89	0.88	1.00	(2)
Expenses excluding waivers (%)	0.82	0.85	0.89	0.88	1.10	(2)
Net investment income (loss) (%)	1.07	1.96	1.24	0.87	0.76	(2)
Supplemental Data
Net Assets end of year/period (000)	$98,150	$63,886	$65,314	$62,572	$32,423
Portfolio turnover rate(%)(3)	86	98	91	104	29

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Quality Growth ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Years Ended November 30,			Period Ended November 30, 2021†
	2024	2023	2022
Net Asset Value, beginning of year/period	$25.27	$21.89	$26.78	$24.28
Investment Activities
Net Investment income (loss)*	(0.12)	(0.06)	0.02	(0.03)
Net realized and unrealized gain (loss)	7.62	3.46	(4.90)	2.53
Total from investment activities	7.50	3.40	(4.88)	2.50
Distributions to shareholders from:
Net Investment Income	—	(0.01)	(0.01)	—
Return of Capital	—	(0.01)	—	—	(1)
Total Distributions	—	(0.02)	(0.01)	—
Net Asset Value, end of year/period	$32.77	$25.27	$21.89	$26.78
Net Asset Value, Total Return (%)(2)	29.68	15.52	(18.23)	10.30
Ratios to Average Net Assets
Expenses (%)	1.00	1.00	1.00	1.00	(3)
Expenses excluding waivers (%)	1.00	1.01	1.08	1.52	(3)
Net investment income (loss) (%)	(0.42)	(0.26)	0.07	(0.18	)(3)
Supplemental Data
Net Assets end of year/period (000)	$50,786	$30,957	$29,005	$25,443
Portfolio turnover rate(%)(4)	74	59	84	40

*       Per share data calculated using average shares method.

†               Commenced operations on May 10, 2021.

(1)       Amount represents less than $0.01.

(2)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)       Annualized.

(4)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended November 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of and for the year ended November 30, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the year ended November 30, 2024. These options were index options composed entirely of equity risk.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of November 30, 2024, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the year ended November 30, 2024, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	$(420,300,501)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2025 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

3. SERVICE PROVIDERS (concluded)

If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser are as follows:

	Reimbursement Amount	Expiration Date
ETC 6 Meridian Quality Growth ETF	$14,626	November 30, 2025
ETC 6 Meridian Quality Growth ETF	4,093	November 30, 2026

During the year ended November 30, 2024, the Adviser recaptured previously waived fees of $42,591 for ETC 6 Meridian Quality Growth ETF.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended November 30, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$652,949,006	$724,264,669
ETC 6 Meridian Low Beta Equity Strategy ETF	89,811,588	90,465,655
ETC 6 Meridian Mega Cap Equity ETF	369,769,253	374,262,072
ETC 6 Meridian Small Cap Equity ETF	68,085,498	67,507,953
ETC 6 Meridian Quality Growth ETF	29,740,221	30,380,304

For the year ended November 30, 2024, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the year ended November 30, 2024, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$539,445,364	$498,054,913	$85,208,183
ETC 6 Meridian Low Beta Equity Strategy ETF	83,336,449	66,936,762	14,867,920
ETC 6 Meridian Mega Cap Equity ETF	323,612,786	283,705,850	47,765,312
ETC 6 Meridian Small Cap Equity ETF	65,619,627	45,960,129	9,910,068
ETC 6 Meridian Quality Growth ETF	33,065,847	23,600,835	6,257,609

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind and net operating losses have been reclassified within the components of net assets for the year ended November 30, 2024:

Fund Name	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$(79,267,650)	$79,267,650
ETC 6 Meridian Low Beta Equity Strategy ETF	(14,668,463)	14,668,463
ETC 6 Meridian Mega Cap Equity ETF	(44,379,041)	44,379,041
ETC 6 Meridian Small Cap Equity ETF	(9,738,451)	9,738,451
ETC 6 Meridian Quality Growth ETF	(5,830,826)	5,830,826

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the years ended November 30, 2024 and November 30, 2023, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2024	$6,609,357	$—	$6,609,357
2023	7,207,938	—	7,207,938
ETC 6 Meridian Low Beta Equity Strategy ETF
2024	$2,172,352	$—	$2,172,352
2023	2,332,485	—	2,332,485
ETC 6 Meridian Mega Cap Equity ETF
2024	$4,297,958	$—	$4,297,958
2023	3,928,312	—	3,928,312
ETC 6 Meridian Small Cap Equity ETF
2024	$955,142	$—	$955,142
2023	1,166,152	—	1,166,152
ETC 6 Meridian Quality Growth ETF
2024	$—	$—	$—
2023	12,666	6,245	18,911

As of November 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$216,328	$86,605	$151,998	$14,987	$—
Post-October Losses	(11,967,587)	—	(1,455,159)	—	—
Capital Loss Carryforwards	(126,903,772)	(29,770,009)	(44,271,369)	(22,274,525)	(7,449,611)
Deferred Late-Year Losses	—	—	—	—	(155,739)
Unrealized Appreciation (Depreciation)	52,834,208	27,893,446	33,645,398	11,215,980	9,277,704
Other Temporary Differences	(67,278)	1	(1)	2	1
Total Distributable Earnings (Accumulated Losses)	$(85,888,101)	$(1,789,957)	$(11,929,133)	$(11,043,556)	$1,672,355

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024 through November 30, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses (including currency and specified gain/loss items) represent ordinary losses realized on investment transactions from January 1, 2024 through November 30, 2024 and specified losses realized on investment transactions from November 1, 2024 through November 30, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

5. TAX INFORMATION (concluded)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$83,329,098	$43,574,674	$126,903,772
ETC 6 Meridian Low Beta Equity Strategy ETF	16,202,146	13,567,863	29,770,009
ETC 6 Meridian Mega Cap Equity ETF	37,419,661	6,851,708	44,271,369
ETC 6 Meridian Small Cap Equity ETF	15,335,513	6,939,012	22,274,525
ETC 6 Meridian Quality Growth ETF	5,625,842	1,823,769	7,449,611

For Federal income tax purposes, the cost of securities owned at November 30, 2024, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$402,870,842	$64,624,679	$(11,790,471)	$52,834,208
ETC 6 Meridian Low Beta Equity Strategy ETF	162,635,104	33,343,489	(5,450,043)	27,893,446
ETC 6 Meridian Mega Cap Equity ETF	258,087,096	41,194,355	(7,548,957)	33,645,398
ETC 6 Meridian Small Cap Equity ETF	86,935,029	14,808,499	(3,592,519)	11,215,980
ETC 6 Meridian Quality Growth ETF	41,564,211	9,889,940	(612,236)	9,277,704

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). Each Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Sector Focus Risk (ETC 6 Meridian Quality Growth ETF only). Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Information Technology Sector Risk (ETC 6 Meridian Quality Growth ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the Information Technology Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

ETC 6 Meridian

Notes to Financial Statements

November 30, 2024 (Concluded)

7. OTHER

At November 30, 2024, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	2
ETC 6 Meridian Low Beta Equity Strategy ETF	3
ETC 6 Meridian Mega Cap Equity ETF	3
ETC 6 Meridian Small Cap Equity ETF	2
ETC 6 Meridian Quality Growth ETF	2

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve had recently lowered interest rates and may continue to do so. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

At a meeting held on December 11, 2024, the Funds’ Board of Trustees approved an Advisory Fee reduction for the Funds effective January 1, 2025. Effective January 1, 2025, the Advisory Fee that each Fund pays the Adviser will be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily net assets.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ETC 6 Meridian

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Quality Growth ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF	For the year ended November 30, 2024	For the years ended November 30, 2024 and 2023	For the years ended November 30, 2024, 2023, 2022 and 2021 and for the period May 8, 2020 (commencement of operations) through November 30, 2020
ETC 6 Meridian Quality Growth ETF	For the year ended November 30, 2024	For the years ended November 30, 2024 and 2023	For the years ended November 30, 2024, 2023 and 2022 and for the period May 10, 2021 (commencement of operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our

ETC 6 Meridian

Report of Independent Registered Public Accounting Firm

(Concluded)

procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 24, 2025

ETC 6 Meridian

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2024, the Funds is designating the following items with regard to distributions paid during the year.

Fund Name	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Foreign Tax Credit
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Low Beta Equity Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Mega Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Small Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Quality Growth ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)       Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)       The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)       U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)       The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)       The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

ETC 6 Meridian

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited)

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (together, the “Agreements”) with respect to the 6 Meridian Mega Cap Equity ETF (“SIXA”), ETC 6 Meridian Hedged Equity-Index Option ETF (“SIXH”), ETC 6 Meridian Low Beta Equity ETF (“SIXL”), ETC 6 Meridian Small Cap Equity ETF (“SIXS”), ETC 6 Meridian Quality Growth ETF (“SXQG”), ETC 6 Meridian Quality Value ETF (“SXQV”), and ETC 6 Meridian Quality Dividend Yield ETF (“SXQY”) (each, a “Fund” and collectively, the “Funds”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•        the sub-advisory agreement between ETC and Madison Avenue Financial Solutions, LLC1 (“Madison Avenue”) pursuant to which Madison Avenue provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Madison Avenue are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Madison Avenue and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and Madison Avenue’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Madison Avenue. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Madison Avenue to each Fund; (ii) each Fund’s performance; (iii) ETC’s and Madison Avenue’s costs of and profits realized from providing advisory and sub-advisory services to each Fund, including any fall-out benefits to ETC and Madison Avenue or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s and Madison Avenue’s specific responsibilities in all aspects of day-to-day management of each Fund.

1      Effective November 1, 2022, the sub-advisory services provided to the Funds by Hightower 6M Holding, LLC (“6M”) transitioned to Madison Avenue Financial Solutions, LLC (“Madison Avenue”) as part of an internal reorganization by Hightower Holding, LLC, which wholly owns both 6M and Madison Avenue.

ETC 6 Meridian

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited) (Continued)

The Board considered that beyond portfolio management, ETC’s responsibilities, including through its affiliates, include overseeing the activities of Madison Avenue, including regular review of Madison Avenue’s performance and compliance functions; trading portfolio securities and other investment instruments on behalf of each Fund based on instructions from Madison Avenue; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds, and (ii) subject to the supervision of ETC and oversight of the Board, Madison Avenue’s responsibilities include developing, implementing, and maintaining each Fund’s investment program; providing security selection instructions to ETC; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and Madison Avenue’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board noted no material changes to ETC’s staffing, management, or overall condition over the past year. The Board considered the qualifications, experience, and responsibilities of ETC’s and Madison Avenue’s investment personnel, the quality of ETC’s and Madison Avenue’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Madison Avenue’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services provided to the Funds by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Performance. The Board noted that performance information was not available for SXQY and SXQV because those Funds had not yet commenced operations. The Board reviewed the performance of each of the other Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2024. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

ETC 6 Meridian Mega Cap Equity ETF (SIXA)

The Board found that SIXA underperformed both the mean and median for the June 30, 2024 year-to-date and 1 year periods (annualized) relative to its Peer Group, but had outperformed for the 3 year period. The Board found that its returns were generally in line with certain other competitors within the Peer Group. The Fund also underperformed its benchmark index (S&P 500) for the one-year, three-year and since inception periods ended June 30, 2024.

ETC 6 Meridian

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited) (Continued)

ETC 6 Meridian Low Beta Equity Strategy ETF (SIXL)

The Board found that SIXL underperformed both the mean and median for the June 30, 2024 year-to-date, 1 year and 3 year periods (annualized) relative to its Peer Group. The Fund also underperformed its new benchmark index (the S&P Total Markets Index) and former benchmark (Equal Weight Blended return of the S&P 500 Index, S&P SmallCap 600 Index, and S&P MidCap 400 Index) for the one-year, three-year and since inception periods June 30, 2024.

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (SIXH)

The Board found that SIXH underperformed both the mean and median for the June 30, 2024 year-to-date period relative to its Peer Group, but outperformed both for the 1 year period and outperformed the mean and was at the median for the 3 year period (annualized). The Fund also outperformed its secondary and former primary benchmark (CBOE S&P 500 Buy/Write Index) for the one-year, three-year and since inception periods ended June 30, 2024.

ETC 6 Meridian Small Cap Equity ETF (SIXS)

The Board found that SIXS underperformed both the mean and median for the June 30, 2024 year-to-date, 1 year and 3 year periods (annualized) relative to its Peer Group, however, its returns were generally in line with certain other competitors within the Peer Group and approximate to the median for the three-year period. The Fund also underperformed its current benchmark index (S&P Total Markets Index) in all periods but has outperformed its secondary (and former) benchmark (SmallCap 600 Index) for the one-year and since inception period ended June 30, 2024.

ETC 6 Meridian Quality Growth ETF (SXQG)

The Board found that SXQG underperformed both the mean and median for the 6/24 YTD June 30, 2024 year-to-date, 1 year and 3 year periods (annualized). The Fund also underperformed its new benchmark index (the S&P 500 Index) and former benchmark (Russell 1000 Growth Index) for each of the one-year, three-year and since inception periods June 30, 2024.

The Board considered ETC’s observation that although returns for the year ended June 30, 2024 varied across the Funds and generally underperformed each Fund’s benchmark, the ISS reports focus on a different period for measurement and reflect that for the year ended December 31, 2023, each of SIXH, SXQG, and SIXS underperformed the mean and median of the net total returns of each Fund’s peer group, but were within the range of returns of other funds in each peer group, reflecting that although Madison Avenue has potentially struggled with underperformance for the most recent six months ended June 30, 2024, performance measured for the most recent calendar year does not reflect the same for three of the Funds.

Based on the information presented, the Adviser believes that the performance of Madison Avenue is satisfactory for the period with respect to each of the Funds. The Board noted that, based on the experience of Madison Avenue and with oversight by ETC, each of ETC and Madison Avenue are expected to continue to provide satisfactory performance for the Fund and its shareholders.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid or to be paid by each Fund to ETC and the sub-advisory fee paid or to be paid by ETC to Madison Avenue under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in each Fund’s peer group, except for SIXS, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds, noting that, unlike most ETFs, the Funds’ advisory fee was not structured as a unitary fee, and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

ETC 6 Meridian

Board Consideration of Approval of Advisory Agreement

(Form N-CSR Item 11)

(Unaudited) (Concluded)

The Board noted that certain of the Fund’s advisory fee were at the high end of its respective peer group range, where SIXL’s net total expenses were the highest among its peer ETFs and second highest among its entire peer group; and where SXQG’s, SXQY’s, SXQV’s actual and estimated net total expenses were the highest of its peer group. SIXA’s, SIXH’s, and SIXS’s net total expenses were higher than the median of its Peer Group.

The Board considered that ETC would, contractually, agree to reduce the management fee for the services to the Funds, effective January 1, 2025, would be reduced from an annual rate of 0.61% of each Fund’s average daily net assets to an annual rate of 0.31% of each Fund’s average daily assets. Because of operational issues at Madison Avenue and certain related factors, the implementation of the reduced advisory fee would occur not immediately but rather at the be implemented at the beginning of the next calendar year. In addition, the Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the sub-advisory fee reflects an arm’s length negotiation between ETC and Madison Avenue. The Board considered that the Sub-Adviser would, contractually, agree to reduce the sub-advisory fee paid by the Adviser to the Sub-Adviser for its services to the Funds, effective January 1, 2025, would be reduced from an annual rate of 0.49% of each Fund’s average daily net assets to an annual rate of 0.19% of each Fund’s average daily assets. Similarly, for the same reasons noted above, the implementation of the reduced sub-advisory fee would occur not immediately but rather at the be implemented at the beginning of the next calendar year. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Madison Avenue given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Madison Avenue in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Madison Avenue from its relationship with the Funds, and reviewed profitability information from ETC and Madison Avenue with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
Madison Avenue Financial Solutions, LLC
8301 E 21st St. North, Suite 150
Wichita, KS 67206

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

MER-AR-001-0400

Item 8.	Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees’ expenses are $18,185 for each Fund in the Trust for the period. Amounts for Trustees’ Expenses shown on each ETC 6 Meridian Fund’s Statement of Operations are inclusive of Trustees’ Fees, Independent Trustee Counsel Fees, and other reimbursable expenses of the Trustees in connection with Trust business and board governance.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable to open-end management investment companies.

(a)(5)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the Act, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: January 31, 2025

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: January 31, 2025